Grant Agreements (Details)	12 Months Ended
Dec. 31, 2013 USD ($) Grants
Grant Agreements [Line Items]
Number of grants | Grants	2
CEC [Member]
Grant Agreements [Line Items]
Amount of grants	$ 300,000
SCAQMD [Member]
Grant Agreements [Line Items]
Amount of grants	$ 150,000